Other Current Assets, Net (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Prepaid Expense And Other Assets [Line Items]
Contract with customer, asset, allowance for credit loss	¥ 155		¥ 168		$ 21
Contract with customer, asset, credit loss expense (reversal)	13	$ 2	117	¥ (200)
Contract with customer, asset, allowance for credit loss, writeoff	¥ 0		¥ 0	¥ 0